Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities at Fair Value on a Recurring Basis	The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022, and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:
September 30, 2023
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities-Public warrants	$1,804,063	$—	$—
Derivative warrant liabilities-Private placement warrants	$—	$1,422,330	$—
December 31, 2022
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account-Money market funds	$583,460,070	$—	$—
Liabilities:
Derivative warrant liabilities-Public warrants	$1,293,750	$—	$—
Derivative warrant liabilities-Private placement warrants	$—	$1,020,000	$—
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account-Money market funds	$583,460,070	$—	$—
Liabilities:
Derivative warrant liabilities-Public warrants	$1,293,750	$—	$—
Derivative warrant liabilities-Private placement warrants	$—	$1,020,000	$—
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account-Money market funds	$575,031,742	$—	$—
Liabilities:
Derivative warrant liabilities-Public warrants	$8,912,500	$—	$—
Derivative warrant liabilities-Private placement warrants	$—	$7,026,670	$—

Schedule of Change in the Fair Value of the Derivative Warrant Liabilities	The change in the fair value of the derivative warrant liabilities, measured with Level 3 inputs, for the year ended December 31, 2021 is summarized as follows:
Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Placement Warrants	59,715,000
Change in fair value of derivative warrant liabilities	(25,519,580)
Transfer of Public Warrants to Level 1	(27,168,750)
Transfer of Private Warrants to Level 2	(7,026,670)
Derivative warrant liabilities at December 31, 2021	$—